American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2024

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.2%
California — 98.9%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	914,127
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,791,510
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,479,089
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/32 (AGM)	490,000	518,655
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,315,470
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,585,548
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,070,528
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,655,499
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,171,181
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,316,248
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,761,190
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	8,105,000	8,448,310
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	750,272
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	435,660
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	736,929
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	939,994
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,530,399
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,092,435
Bay Area Toll Authority Rev., 4.00%, 4/1/33	3,000,000	3,058,326
Bay Area Toll Authority Rev., 5.00%, 4/1/42	5,430,000	6,083,841
Bay Area Toll Authority Rev., VRDN, 2.70%, 12/2/24 (LOC: Barclays Bank PLC)	8,955,000	8,955,000
Bay Area Toll Authority Rev., VRN, 4.43%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,034,422
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,887,512
Bay Area Toll Authority Rev., VRN, 3.63%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,988,144
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,577,851
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,875,763
California Community Choice Financing Authority Rev., VRN, 3.63%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	18,921,858
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,245,207
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,968,867
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,429,549
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,106,496
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,640,000	5,162,677
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,547,819
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,728,913
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,972,463
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	292,121
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	848,548
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,358,778
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,666,282
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	2,038,531
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	975,826
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	489,361
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	432,011
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	205,146

California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	280,414
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	251,682
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	769,675
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,730,345
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	4,450,000	5,536,296
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	803,743
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	313,156
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	834,930
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	528,041
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	672,291
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,591,656
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,911,198
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,521,694
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	495,570
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	524,504
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	610,203
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	669,324
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	459,362
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	684,952
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	766,944
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,244,323
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,127,143
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	702,859
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,799,471
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(3)(4)	950,000	1,000,431
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(3)(4)	1,000,000	1,025,731
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	462,023
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	349,444
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	377,840
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	520,352
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	576,519
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	575,166
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	516,339
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	341,904
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	1,004,696
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/43	4,805,000	5,287,692
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,063,842
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,116,632
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,748,814
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	407,099
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,466,427
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	10,046,375
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	780,762
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,113,103
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,333,647
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,847,126
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,050,457
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/38	1,165,000	1,339,843
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	1,000,000	1,145,521
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,804,444
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	1,100,000	1,249,989

California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/41	1,250,000	1,410,618
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	501,478
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,255,349
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,212,107
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,792,513
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,344,870
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	8,000,000	9,486,106
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,466,621
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,076,413
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,550,185
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,722,984
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,532,094
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,787,444
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,042,793
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,568,366
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,121,264
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,469,908
California Housing Finance Rev., 4.25%, 1/15/35	5,141,486	5,321,781
California Housing Finance Rev., 3.50%, 11/20/35	12,116,729	11,870,852
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,099,083
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,756,720
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	1,850,000	1,835,933
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,432,115
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,007,082
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,971,288
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,318,573
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	519,616
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	362,132
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	377,027
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	591,626
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	600,479
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	644,522
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	227,823
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	662,406
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	288,757
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	432,581
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	326,043

California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	279,021
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/43	400,000	444,570
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.88%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,490,005
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25(2)	3,500,000	3,505,264
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,179,977
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,788,377
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	677,819
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,103,425
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	2,995,000	2,995,296
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	595,000	595,295
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,165,298
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,017,660
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	314,183
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	159,260
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	238,483
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	238,005
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	210,931
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	236,673
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	236,220
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	261,720
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	235,120
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	260,808
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	806,979
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	311,834
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,028,301
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,280,552
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	300,188
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	675,169
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	743,085
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	806,090
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	1,055,612
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	579,990
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,521,765
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,316,498
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,204,541
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,912,559
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,238,709
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	769,222
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	449,624
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,140,729
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	781,638
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,623,813
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,681,773
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,216,439
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	487,802
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	110,000

California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	198,761
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	104,360
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,620,032
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	546,792
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	737,417
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,003,288
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,424,670
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,931,330
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,013,983
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,804,383
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,430,771
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,778,039
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,124,127
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	299,664
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	741,637
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,118,446
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,306,047
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,183,605
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,037,926
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,035,660
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,382,607
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,546,989
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,403,601
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,535,211
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,074,438
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,031,822
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,642,528
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	740,429
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,026,105
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/25	2,470,000	2,513,453
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/31	1,105,000	1,226,637
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,296,932
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	2,053,821
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,436,221
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,494,656
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/36	1,410,000	1,568,083
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	1,110,000	1,230,799
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	1,555,000	1,719,133
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/39	1,550,000	1,702,495
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/40	1,345,000	1,467,759
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,155,117
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	861,948
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	854,507
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,418,340
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,129,980
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	760,292

California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	324,841
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	270,521
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	219,291
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	232,688
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	345,842
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	549,610
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	462,527
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	812,273
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	630,663
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	706,593
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,031,370
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,048,862
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,449,650
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,521,951
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	988,080
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,549,870
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,300,298
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	589,386
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,574,361
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,638,884
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	431,005
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	801,194
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,081,425
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(3)	3,435,000	3,531,762
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	511,299
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,019,017
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	800,853
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	1,275,000	1,258,611
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/25	925,000	933,301
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,122,553
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	746,253
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	676,311
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	822,403
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,354,001
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,679,715
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	2,000,000	2,367,083
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	242,861
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(3)	250,000	271,945
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	101,351
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	325,338
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,029,782
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	508,517
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	340,000	371,732
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	515,719
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	386,174
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	407,704
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	427,467
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	463,154
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	447,802

California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	466,705
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	509,376
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	184,204
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	194,066
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	637,791
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	150,746
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	152,931
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	166,144
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	199,656
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	705,000	741,143
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,078,491
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	695,000	734,938
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	446,395
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	440,000	449,699
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	235,000	235,777
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	382,240
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	678,087
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	635,949
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	271,939
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	255,000	258,633
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	743,810
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	925,000	976,356
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	747,587
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	794,483
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	845,163
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	900,497
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	949,920
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,795,981
California State Public Works Board Rev., (State of California), 5.00%, 12/1/24	5,000,000	5,000,000
California State Public Works Board Rev., (State of California), 5.00%, 9/1/25	5,000,000	5,007,370
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,039,104
California State Public Works Board Rev., (State of California), 5.00%, 9/1/29	5,000,000	5,528,172
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,102,260
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,965,817
California State Public Works Board Rev., (State of California), 5.00%, 11/1/34	10,415,000	12,377,404
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,952,475
California State University Rev., 5.00%, 11/1/28	2,000,000	2,119,651
California State University Rev., 5.00%, 11/1/29	1,000,000	1,058,876
California State University Rev., 5.00%, 11/1/30	3,000,000	3,173,135
California State University Rev., 5.00%, 11/1/31	2,900,000	3,062,679
California State University Rev., 4.00%, 11/1/34	10,000,000	10,135,965
California State University Rev., 5.00%, 11/1/39	5,000,000	5,894,349
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,300,823
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AGM)	1,155,000	1,256,808
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AGM)	1,340,000	1,454,304
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AGM)	1,000,000	1,066,706
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	752,479
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,019,067

California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,623,518
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/25	300,000	302,986
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	336,588
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,939,444
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,109,153
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,044,708
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,285,397
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,993,709
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,305,052
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	694,932
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	718,609
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,382,573
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	660,537
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	657,615
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,690,739
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	378,917
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/25	275,000	276,223
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	149,877
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	129,131
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	186,856
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,270,000	1,265,986
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	389,982
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	485,736
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,108,225
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,044,313
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,614,031
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,085,026
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/28	1,000,000	1,023,417
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/29	600,000	613,544
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/31	870,000	887,069
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,491,807
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,831,786
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	4,041,082
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	365,000	376,081
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,301,222
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	701,584
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,329,379

Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,084,775
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	205,984
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	788,522
Cathedral City Redevelopment Successor Agency Tax Allocation, (Cathedral City Redevelopment Agency Successor Agency Merged Redevelopment Area), 5.00%, 8/1/25	550,000	556,486
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,288,720
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,085,522
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/49(1)	1,000,000	343,456
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	350,000	355,525
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	714,268
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	906,731
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	842,716
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,530,135
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	508,894
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,147,089
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,583,985
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,075,571
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	1,998,378
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	230,000	242,210
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	437,412
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	413,448
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/26(3)	70,000	70,381
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/31(3)	150,000	152,303
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	4,027,021
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	585,180
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	544,830
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	777,494
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,245,000	1,253,662
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,596,747
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,853,596
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	2,000,000	1,433,008
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	7,935,000	6,277,945
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	705,000	219,346
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	228,051
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	252,806
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	277,657
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	267,262

Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	302,417
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	502,271
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,344,212
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,258,313
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,832,956
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	200,277
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,380,792
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,400,959
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,025,851
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,154,251
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	841,429
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,351,972
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	408,028
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	695,740
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	520,103
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	2,250,000	2,554,437
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	3,000,000	3,405,916
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	36,900,000	36,786,005
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,299,151
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,821,823
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,777,482
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,564,309
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,058,779
El Camino Community College District Fountation GO, 4.00%, 8/1/43	460,000	478,321
El Dorado Irrigation District COP, 5.00%, 3/1/40	150,000	171,660
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,526,483
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,187,462
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,305,520
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	739,765
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,763,580
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30	400,000	452,640
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	430,000	493,795
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/32	530,000	616,100
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	500,000	587,310
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34	500,000	595,043
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	550,055
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,156,858
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/39	1,000,000	1,087,781
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	875,000	918,344
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/35	1,690,000	1,709,563
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,310,607
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,080,760
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,118,602
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,004,630
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,258,629
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	250,872

Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	557,825
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,238,487
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,581,402
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,978
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	365,510
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	260,463
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,603,000	3,753,790
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,737,056
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	6,361,000	6,438,126
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	562,710
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,016,235
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,745,168
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	698,077
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,112,109
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,400,464
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AGM)	1,650,000	1,701,278
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AGM)	1,400,000	1,471,993
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AGM)	1,000,000	1,049,415
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AGM)	1,350,000	1,414,525
Glendale Electric Rev., 5.00%, 2/1/45	6,400,000	7,144,444
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,010,953
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,210,575
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,121,536
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,954,802
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	459,078
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	235,094
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	497,823
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,075,840
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	10,702,730
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,027,483
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,024,598
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,398,285
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,549,017
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	8,006,480
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,505,380
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	485,695
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	441,065
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	577,850
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,043,871
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,419,238
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	717,102
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	913,909
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,511,421
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	521,091
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	245,070
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	519,638
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	518,590
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	310,143
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	882,537
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	514,306
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,677,099
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,777,461
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,555,970
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,564,289

Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,762,850
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,313,978
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,005,492
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,516,366
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,718,092
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,064,739
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	654,364
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	390,323
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	373,417
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	426,052
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	575,984
Kentfield School District GO, 5.00%, 8/1/39(4)	1,010,000	1,152,584
Kentfield School District GO, 5.00%, 8/1/41(4)	980,000	1,104,577
Kentfield School District GO, 5.00%, 8/1/44(4)	360,000	398,947
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,331,366
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,156,979
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	357,027
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	340,874
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,358,728
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	607,591
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	936,973
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,134,944
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,907,869
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,320,972
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,506,472
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	805,435
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	604,056
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,259,062
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,625,031
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,202,449
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,132,283
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,568,982
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,194,607
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,885,437
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,062,636
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 4 Playa Vista Phase 1), 5.00%, 9/1/30 (AGC)	775,000	873,453
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,915,443
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,116,482
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,416,003
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,327,778
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,752,730
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,736,430
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,422,504
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,315,979
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,577,410
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,527,749
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,017,197

Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,620,416
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	8,265,000	9,064,374
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,714,119
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,916,350
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/25	1,525,000	1,542,051
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/26	1,000,000	1,036,522
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	10,000,000	10,912,994
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/40	5,000,000	5,774,224
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/43	8,150,000	9,067,215
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,931,132
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,459,856
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	4,040,000	4,195,518
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	2,125,000	2,267,314
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/29	6,030,000	6,493,694
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,425,500
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,489,602
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,749,531
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	2,015,945
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,023,657
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	741,977
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,599,400
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,501,439
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,910,404
Los Angeles Unified School District GO, 5.00%, 7/1/33	2,300,000	2,740,515
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,737,077
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,526,979
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,740,248
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,609,745
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,383,443
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,159,657
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,052,376
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,209,990
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,100,591
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	504,534
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,024,612
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,859,035
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,964,612
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,329,370
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,152,538
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,095,327
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,139,969
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,361,369
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,386,328
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	462,937
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	903,453
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	665,723
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	756,511
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,610,278

Mount San Antonio Community College District GO, 5.00%, 8/1/41	1,455,000	1,684,964
Mount San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,344,630
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,497,403
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,349,607
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,902,090
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,266,127
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,444,829
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,535,436
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,854,234
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/25	750,000	766,420
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,884,948
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,517,531
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	254,408
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,608,620
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,716,356
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,026,386
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,337,680
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	600,242
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,191,670
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,031,291
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,031,753
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,912,763
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,867,363
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,941,299
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,452,064
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,201,520
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	659,299
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,227,208
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,736,762
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,594,358
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	544,517
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	533,715
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,785
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	343,425
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	233,954
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,303,548
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,084,742
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32(4)	550,000	591,772
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33(4)	575,000	620,510
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34(4)	605,000	654,802
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39(4)	1,150,000	1,246,793
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	3,044,583
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	284,696
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	622,701
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	649,777
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	947,281
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,012,266
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,036,443
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,058,857
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,283,980

Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,642,356
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,403,731
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,783,670
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,307,915
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,275,851
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,269,705
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,630,289
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/25 (AGM)	2,000,000	2,002,583
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/26 (AGM)	3,690,000	3,694,653
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/28 (AGM)	1,515,000	1,516,959
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/32 (AGM)	2,500,000	2,502,737
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/33 (AGM)	1,000,000	1,001,087
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,125,969
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,326,974
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,804,393
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	366,854
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,240,222
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,162,213
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,263,330
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	654,541
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	480,437
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	727,696
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,026,506
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,366,013
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,780,963
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,615,420
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	4,085,003
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,976,318
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,666,978
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	539,945
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	513,437
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	486,849
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	3,000,780
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,146,535
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	862,549
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	330,673
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	478,320
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	601,164
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,316,804
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	4,021,926
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,457,505
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,100,171
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,377,170
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	740,000	808,173
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	171,385
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	227,397
Pomona Unified School District GO, 5.00%, 8/1/44	400,000	451,584
Pomona Unified School District GO, 5.00%, 8/1/45	750,000	843,455
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	280,171
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	779,808
Port of Los Angeles Rev., 5.00%, 8/1/42	500,000	583,922

Port of Los Angeles Rev., 5.00%, 8/1/43	110,000	127,832
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,232,895
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,626,547
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,696,088
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,547,967
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,704,871
Redwood City School District GO, 5.00%, 8/1/38	200,000	232,763
Redwood City School District GO, 5.00%, 8/1/39	250,000	289,547
Redwood City School District GO, 5.00%, 8/1/40	350,000	402,919
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,112,184
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,371,974
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,063,504
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,943,889
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	372,426
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	414,083
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,315,898
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AGM)	250,000	266,566
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AGM)	500,000	543,258
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AGM)	1,000,000	1,176,092
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AGM)	1,325,000	1,553,096
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AGM)	1,000,000	1,167,530
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AGM)	750,000	871,304
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,549,575
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,827,696
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	420,085
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	474,586
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	826,005
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,237,467
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,654,941
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,451,345
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,962,881
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,348,827
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,036,783
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,497,962
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,039,144
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,142,611
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,038,352
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	603,566
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	270,893
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	453,174
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	272,541
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,080,864

Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	585,271
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,325,743
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,112,050
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,075,595
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,445,014
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,289,651
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,081,177
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	353,172
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,734,335
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,301,961
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 3.00%, 9/1/25	450,000	447,171
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	581,102
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	731,385
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	273,577
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	226,612
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	323,705
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	572,629
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	670,074
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	1,004,813
Sacramento County Airport System Rev., 5.00%, 7/1/32	1,400,000	1,636,387
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,250,000	1,481,987
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,558,175
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,073,217
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,200,995
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,071,466
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,334,989
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,033,221
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,781,566
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	6,958,186
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,375,306
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,345,707
Sacramento Municipal Utility District Rev., 5.00%, 11/15/40	890,000	1,034,409
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	5,020,831
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,147,823
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,384,078
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,452,206
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,070,604
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,070,010
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	863,416
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,310,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,297,259
San Carlos School District GO, 5.00%, 10/1/37	495,000	586,596
San Carlos School District GO, 5.00%, 10/1/38	430,000	508,343
San Carlos School District GO, 5.00%, 10/1/38	750,000	886,644
San Carlos School District GO, 5.00%, 10/1/39	275,000	324,343
San Carlos School District GO, 5.00%, 10/1/39	335,000	395,109

San Carlos School District GO, 5.00%, 10/1/40	250,000	292,184
San Carlos School District GO, 5.00%, 10/1/40	400,000	467,495
San Carlos School District GO, 5.00%, 10/1/41	400,000	464,891
San Carlos School District GO, 5.00%, 10/1/42	300,000	346,125
San Carlos School District GO, 5.00%, 10/1/42	500,000	576,876
San Carlos School District GO, 5.00%, 10/1/43	400,000	458,847
San Carlos School District GO, 5.00%, 10/1/44	500,000	571,703
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/42	2,000,000	2,092,896
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/43	1,800,000	1,878,203
San Diego County COP, 5.00%, 10/1/48	4,735,000	5,252,636
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	685,986
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,056,667
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	897,153
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,054,502
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	737,450
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,052,232
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,080,984
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,513,697
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,298,235
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,413,078
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,517,875
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,243,518
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,039,736
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/28	10,000,000	10,363,805
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 8/1/38	5,000,000	5,345,741
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/39	1,800,000	2,051,727
San Diego Unified School District GO, 5.00%, 7/1/31(4)	500,000	569,363
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,392,618
San Diego Unified School District GO, 5.00%, 7/1/34(4)	1,000,000	1,181,276
San Diego Unified School District GO, 5.00%, 7/1/36(4)	500,000	584,433
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	799,621
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,666,205
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,466,260
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,519,144
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,471,951
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,164,341
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,629,223
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,144,151
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,611,256
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,469
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,599
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,397
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,341
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,064,343
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,927,130
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	847,344
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,580,272
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,226,896
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,818,641
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,465,998
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	1,006,131

San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,274,942
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,133,618
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	152,015
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,502,830
San Mateo County Transit District Rev., (San Mateo County Transit District Sales Tax Rev.), 3.375%, 6/1/34	5,835,000	5,818,100
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,155,702
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,145,625
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,066,109
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	3,999,763
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,138,691
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,300,649
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,036,046
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,455,433
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,483,228
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/31	335,000	382,636
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	782,324
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,366,765
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,354,703
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/29	1,515,000	1,672,762
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/31	845,000	930,127
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/33	840,000	921,062
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/35	2,035,000	2,220,597
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/38	1,000,000	1,082,486
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,094,617
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,386,505
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,914,295
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,519,893
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,001,859
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,055,814
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/29 (AGM)	1,920,000	2,100,929
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/30 (AGM)	2,225,000	2,439,101
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AGM)	2,090,000	2,283,181
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AGM)	1,900,000	2,069,511
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AGM)	2,000,000	2,068,427
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AGM)	600,000	620,887
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,065,629
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NPFG)	715,000	721,770
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,139,612
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,366,808
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,458
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	472,993
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	76,804
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,208,677
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,620,705
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	87,776
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,216,653
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,594,409
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,135,977
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,026,259
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,214,982
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,418,774
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	867,639
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	6,000,000	6,433,828

Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	6,250,000	6,985,426
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,363,033
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,326,394
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,602,984
State of California GO, 5.00%, 9/1/25	10,000,000	10,168,361
State of California GO, 5.00%, 9/1/28	10,000,000	10,866,306
State of California GO, 5.00%, 11/1/28	5,000,000	5,447,176
State of California GO, 5.00%, 9/1/31	3,685,000	4,209,648
State of California GO, 5.00%, 8/1/33	7,000,000	8,207,783
State of California GO, 4.00%, 3/1/37	10,100,000	10,513,053
State of California GO, 4.00%, 9/1/37	1,250,000	1,331,987
State of California GO, 4.00%, 3/1/38	5,000,000	5,196,121
State of California GO, 5.00%, 4/1/38	3,500,000	3,779,830
State of California GO, 5.00%, 9/1/38	5,000,000	5,774,028
State of California GO, 4.00%, 10/1/39	9,500,000	9,904,526
State of California GO, 4.00%, 10/1/41	6,595,000	6,820,424
State of California GO, 4.00%, 4/1/42	7,500,000	7,766,302
State of California GO, 4.00%, 9/1/42	1,000,000	1,037,268
State of California GO, 5.00%, 9/1/42	2,025,000	2,127,714
State of California GO, 5.00%, 9/1/42	4,000,000	4,491,226
State of California GO, 5.25%, 10/1/45	1,430,000	1,632,636
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,043,229
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,255,125
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,495,083
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,000,055
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,083,206
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,078,864
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,557,365
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,868,003
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,892,721
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,300,521
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,782,647
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	993,806
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,549,168
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,156,532
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	575,599
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	238,740
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	355,621
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	416,948
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	484,374
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	530,678
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,224,998
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	809,699
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	793,496
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AGM)	1,060,000	1,128,104
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AGM)	1,130,000	1,225,786
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,079,492
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	443,165

Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,342,894
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,377,235
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	756,877
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,514,371
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,214,641
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,368,765
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	850,360
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,519,943
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	789,220
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/32	1,000,000	1,050,049
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	853,196
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	313,446
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	312,683
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	731,215
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	330,085
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,038,293
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	343,792
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	601,269
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	451,224
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	772,728
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/28	1,000,000	1,013,808
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/30	1,000,000	1,013,471
University of California Rev., 4.00%, 5/15/26	2,415,000	2,468,678
University of California Rev., 5.00%, 5/15/26	13,000,000	13,467,710
University of California Rev., 5.00%, 5/15/29	14,500,000	16,133,202
University of California Rev., 5.00%, 5/15/35	10,000,000	11,754,712
University of California Rev., 5.00%, 5/15/42	2,500,000	2,734,332
University of California Rev., 5.00%, 5/15/43	7,500,000	8,510,625
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,099,419
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,586,143
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,544,989
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,007,459
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,483,383
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,726,513
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	174,695
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	232,190
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	346,622
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	575,372
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	787,035

Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	313,507
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	260,304
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	233,413
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	400,000	475,978
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,379,892
West Contra Costa Unified School District GO, 4.00%, 8/1/40 (BAM)	1,000,000	1,035,955
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	927,520
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,146,646
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,904,783
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,186,125
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,060,106
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	4,064,080
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	408,108
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,968,641
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,802,079
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,230,241
		2,046,344,974
Guam — 0.2%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	109,126
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	110,041
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	110,563
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	110,957
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	352,900
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	512,666
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	938,641
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	464,568
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	315,262
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	319,745
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	431,416
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	163,357
		3,939,242
Puerto Rico — 0.1%
Puerto Rico VRN, 0.00%, 11/1/51	1,662,019	889,180
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,483,797
		3,372,977
TOTAL MUNICIPAL SECURITIES (Cost $2,032,385,905)		2,053,657,193
AFFILIATED FUNDS(5) — 0.3%
American Century California Municipal Bond ETF (Cost $6,067,506)	120,200	6,110,860
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,038,453,411)		2,059,768,053
OTHER ASSETS AND LIABILITIES — 0.5%		10,057,119
TOTAL NET ASSETS — 100.0%		$2,069,825,172

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	220	March 2025	$45,344,063	$127,325
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	106	March 2025	$12,168,469	$(236,222)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
ST INTERCEPT	–	State Intercept
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $77,781,709, which represented 3.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,053,657,193	—
Affiliated Funds	$6,110,860	—	—
	$6,110,860	$2,053,657,193	—
Other Financial Instruments
Futures Contracts	$127,325	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$236,222	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,056	$1,017	—	$38	$6,111	120	—	$45
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.